Finance Costs and Unwinding of Obligations (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of finance costs and unwinding of obligations [Abstract]
Disclosure of Finance Costs and Unwinding of Obligations by Item

	US Dollars
Figures in millions	2017	2016	2015
Finance costs
Finance costs on bonds, corporate notes, bank loans and other	132	148	215
Amortisation of fees	4	4	5
Finance lease charges	6	6	3
	142	158	223
Unwinding of obligations	27	22	22
Total finance costs, unwinding of obligations and other discounts (note 31 and 35)	169	180	245